First Trust Multi-Strategy Alternative ETF Annual Total Returns	12 Months Ended
Dec. 31, 2024
First Trust Multi-Strategy Alternative ETF | First Trust Multi-Strategy Alternative ETF
Prospectus [Line Items]
Annual Return [Percent]	8.76%